                              =====================
                                 MAIRS AND POWER
                               BALANCED FUND, INC.
                              =====================

--------------------------------------------------------------------------------

    2ND QUARTER REPORT

    June 30, 2000



    To Our Shareholders:                                         August 21, 2000

    SECOND QUARTER RESULTS

    With corporate earnings continuing strong, interest rates starting to show signs of stabilizing and some help from corporate mergers, the Fund experienced another quarter of solid investment performance, especially on a relative basis. Based on a June 30, 2000 net asset value of $52.11 per share, the Fund experienced a total investment return of 2.3% for the quarter after adjustment for the reinvestment of cash dividends. Comparable benchmark returns did not fare nearly as well with both the Standard & Poors 500 and the Dow Jones Industrial Average showing negative returns of -2.7% and -4.0%, respectively. The Lehman Bros. Gov't/Corp. Bond Index did better with a positive +1.5% return. For the first half, the Fund produced a total return of +5.2% compared with still negative returns for the S & P 500 and DJIA of -0.4% and -8.5%, respectively. The Lehman Bros. Gov't/Corp. Index did much better with a positive +4.2%. Among other comparable domestic balanced mutual funds, the Fund ranked 33rd out of a CDA/Wiesenberger domestic balanced fund universe of 364 funds.

    The economy continued to perform exceptionally well during the second quarter despite a number of recent tightening moves by the Federal Reserve. Gross Domestic Product rose an impressive 5.2% while inflation remained reasonably well behaved, thanks in part to a 5.3% surge in productivity improvement. Although some slowdown did occur in consumer spending, it was more than offset by a surprisingly large 21.2% jump in the annual rate of business spending. Corporate profit growth continued strong as indicated by a 17% increase shown by BUSINESS WEEK'S "Corporate Scoreboard", a survey of some 900 corporations.

    The stock market did not fare nearly as well as the economy in the second quarter as investors became increasingly concerned about higher interest rates and some pick-up in the rate of inflation. In keeping with growing concerns over the future direction of the economy, defensive sectors such as consumer staples (drugs, housewares, soft drinks and tobacco) did the best while more cyclical sectors like basic industries (chemicals, metals and papers), consumer cyclicals (autos, appliances and retailing) and technology (computer hardware and software, communication equipment and electronics) fared the worst. Within the Fund, the individual holdings that performed the best included ReliaStar Financial (+54.8%), Corning (+39.1%) and Pfizer (+31.3%) while Honeywell (-36.1%),
    Weyerhaeuser (-24.6%), Bank of America (-18.0%) and MTS Systems (-18.0%) performed the worst.

    FUTURE OUTLOOK

    Although some slowdown in the second half seems likely, the outlook for the economy appears basically positive for the remainder of 2000 and on into next year. With employment trends continuing to be favorable, consumer spending should remain reasonably strong in coming months. Recent strength in productivity should help keep inflation in check even though energy costs are expected to continue moving up. Assuming continued economic growth, corporate profits should continue growing at a near "double digit" rate over the foreseeable future.

    The outlook for interest rates seems relatively benign for the second half. With no compelling reason to further tighten credit over the near term, the Federal Reserve is expected to remain on hold until at least after the presidential election in November. The yield curve is expected to remain somewhat inverted until inflationary pressures begin easing and/or the Fed reverses its current policy of restraint. Consequently, the bond market should be fairly stable over the near term with bond returns about equaling underlying coupon rates.

    Considering the likelihood of continuing above-trend growth in corporate profits and a stable interest rate environment, the outlook for the stock market remains favorable. Although overall valuation levels are historically high, it is important to consider the fact that many individual stocks appear quite reasonably valued relative to their earnings growth rates. The market indices continue to be dominated by a relatively few very large capitalization "new economy" technology issues, which sell at significant valuation premiums. Volatility is also expected to remain high given such factors as historically high valuation levels, the increasing speed at which information flows and the ever growing pressure for short-term investment performance.


                                                                William B. Frels
                                                                       President

SCHEDULE OF INVESTMENTS                                            JUNE 30, 2000
--------------------------------------------------------------------------------

FIXED INCOME SECURITIES

    FACE                                                                                           MARKET
   AMOUNT                               SECURITY DESCRIPTION                                       VALUE
 ---------    --------------------------------------------------------------------------------  -----------
              FEDERAL AGENCY OBLIGATIONS  20.6%
 $ 250,000    Federal Farm Credit Bank                                  7.00%      07/19/06      $  244,849
   250,000    Federal Home Loan Bank                                    6.30%      05/19/03         244,692
   250,000    Federal Home Loan Bank                                   7.025%      02/17/05         245,777
   250,000    Federal Home Loan Bank                                    7.00%      07/14/05         245,130
   250,000    Federal Home Loan Bank                                    7.00%      08/15/07         241,885
   250,000    Federal Home Loan Bank                                   7.075%      07/25/12         236,321
   250,000    Federal Home Loan Bank                                    6.50%      09/18/13         226,635
   250,000    Federal Home Loan Bank                                    6.41%      02/11/14         224,768
   250,000    Federal Home Loan Mortgage Corporation                    6.00%      12/01/05         236,652
   250,000    Federal Home Loan Mortgage Corporation                    6.33%      04/24/06         238,639
   250,000    Federal Home Loan Mortgage Corporation                    7.01%      07/13/06         243,820
   250,000    Federal Home Loan Mortgage Corporation                    6.41%      01/20/09         233,038
   250,000    Federal Home Loan Mortgage Corporation                    6.25%      01/21/09         231,128
   250,000    Federal Home Loan Mortgage Corporation                    6.45%      04/29/09         233,187
   250,000    Federal Home Loan Mortgage Corporation                    7.33%      07/13/09         242,052
   250,000    Federal Home Loan Mortgage Corporation                    6.60%      11/19/13         227,809
   250,000    Federal National Mortgage Association                     7.23%      05/17/04         246,307
   500,000    Federal National Mortgage Association                     6.45%      04/04/05         482,987
   250,000    Federal National Mortgage Association                     6.26%      08/03/05         239,202
   250,000    Federal National Mortgage Association                     7.50%      02/02/07         244,534
   250,000    Federal National Mortgage Association                     7.68%      04/24/07         246,061
   250,000    Federal National Mortgage Association                     7.43%      06/13/07         244,577
   250,000    Federal National Mortgage Association                     6.41%      01/16/08         235,728
   250,000    Federal National Mortgage Association                     6.52%      03/05/08         236,287
   250,000    Federal National Mortgage Association                     6.56%      04/23/08         236,865
   250,000    Federal National Mortgage Association                     6.58%      06/16/08         236,433
   250,000    Federal National Mortgage Association                     6.18%      02/19/09         231,307
   500,000    Federal National Mortgage Association                     6.49%      03/18/09         469,838
   250,000    Federal National Mortgage Association                     7.15%      06/11/09         241,296
   250,000    Federal National Mortgage Association                     7.15%      11/03/10         238,884
   250,000    Federal National Mortgage Association                     6.37%      02/25/14         226,634
                                                                                                -----------
                                                                                                  7,853,322
                                                                                                -----------

              CORPORATE BONDS  8.7%
   300,000    Bankers Trust NY Corp.                                7.125%         07/31/02         297,899
   250,000    Household Finance Corp.                               7.00%          02/15/03         246,288
   250,000    Ford Motor Credit Company                             6.70%          07/16/04         241,581
   265,000    J.C. Penney & Co.                                     6.00%          05/01/06         219,429
   250,000    Bankers Trust NY Corp.                                6.70%          10/01/07         233,994
   250,000    General Foods Corporation                             7.00%          06/15/11         216,170
   200,000    Ford Motor Company Debentures                         9.50%          09/15/11         226,702
   250,000    Goldman Sachs & Company                               8.00%          03/01/13         245,162
   250,000    Allstate Corp.                                        7.50%          06/15/13         239,406
   500,000    General Motors Acceptance Corporation                 7.30%          07/15/14         480,963
   500,000    Lincoln National Corp.                                7.00%          03/15/18         449,285
   250,000    South Jersey Gas Co.                                  7.125%         10/22/18         215,444
                                                                                                -----------
                                                                                                  3,312,323
                                                                                                -----------

              CONVERTIBLE CORPORATE BONDS  1.6%
   150,000    Cray Research, Inc.                                   6.125%         02/01/11          91,500
   331,000    Kerr McGee Corp.                                      7.50%          05/15/14         316,519
   250,000    Noram Energy                                          6.00%          03/15/12         218,750
                                                                                                -----------
                                                                                                 $  626,769
                                                                                                -----------

SCHEDULE OF INVESTMENTS (CONTINUED)                                JUNE 30, 2000
--------------------------------------------------------------------------------

FIXED INCOME SECURITIES (CONTINUED)

    FACE                                                                                           MARKET
   AMOUNT                               SECURITY DESCRIPTION                                       VALUE
 ---------    --------------------------------------------------------------------------------  ------------
              CONVERTIBLE AND NON-CONVERTIBLE PREFERRED STOCK  1.2%
     6,000    Barclays Bank PLC, Series E                           $ 2.00                       $   139,500
     2,500    J. P. Morgan & Co., Series A., Adj Rate Pf            $ 5.00                           180,000
     2,000    St. Paul Capital Pf                                   $ 3.00                           119,500
                                                                                                ------------
                                                                                                     439,000
                                                                                                ------------
              TOTAL FIXED INCOME SECURITIES  32.1%                                               $12,231,414
                                                                                                ------------

COMMON STOCKS

  NUMBER OF                                                                                        MARKET
   SHARES                               SECURITY DESCRIPTION                                       VALUE
 ---------    --------------------------------------------------------------------------------  ------------
              BASIC INDUSTRIES  2.2%
    12,000    Bemis Company, Inc.                                                                  $ 403,500
    10,000    Weyerhaeuser Company                                                                   430,000
                                                                                                ------------
                                                                                                     833,500
                                                                                                ------------

              CAPITAL GOODS  5.5%
     6,000    Briggs & Stratton Corporation                                                          205,500
     2,000    Cooper Industries, Inc.                                                                 65,125
    25,000    Graco Inc.                                                                             812,500
    10,000    Ingersoll-Rand Company                                                                 402,500
    40,000    MTS Systems Corporation                                                                250,000
    10,000    Pentair, Inc.                                                                          355,000
                                                                                                ------------
                                                                                                   2,090,625
                                                                                                ------------

              CONSUMER CYCLICAL  1.2%
    10,000    Deluxe Corp.                                                                           235,625
     5,000    Genuine Parts Company                                                                  100,000
    12,000    Sturm, Ruger & Co., Inc.                                                               106,500
                                                                                                ------------
                                                                                                     442,125
                                                                                                ------------

              CONSUMER STAPLE  4.8%
     4,000    Eastman Kodak Company                                                                  238,000
     6,000    General Mills, Inc.                                                                    229,500
     6,000    Hershey Foods Corporation                                                              291,000
    30,000    Hormel Foods Corporation                                                               504,375
    10,000    Kimberly Clark                                                                         573,750
                                                                                                ------------
                                                                                                   1,836,625
                                                                                                ------------

              HEALTH CARE  9.2%
    10,000    American Home Products Corporation                                                     587,500
     5,000    Baxter International Inc.                                                              351,562
    15,000    Bristol-Myers Squibb Company                                                           873,750
     1,000    Edwards Lifesciences Corp.                                                              18,500
    35,000    Pfizer Inc.                                                                          1,680,000
                                                                                                ------------
                                                                                                   3,511,312
                                                                                                ------------

SCHEDULE OF INVESTMENTS (CONTINUED)                                JUNE 30, 2000
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  NUMBER OF                                                                                        MARKET
   SHARES                               SECURITY DESCRIPTION                                       VALUE
 ---------    --------------------------------------------------------------------------------  ------------
              ENERGY  7.3%
    10,586    BP Amoco PLC ADR                                                                   $   598,771
     8,000    Burlington Resources Inc.                                                              306,000
    10,600    Exxon Mobil Corporation                                                                832,100
     6,000    Murphy Oil Corporation                                                                 356,625
     9,000    Schlumberger, Limited                                                                  671,625
                                                                                                ------------
                                                                                                   2,765,121
                                                                                                ------------

              FINANCIAL  17.5%
    15,000    American Express Company                                                               781,875
     8,000    BankAmerica Corporation                                                                344,000
    18,690    Community First Bankshares, Inc.                                                       304,881
    22,800    Firstar Corp.                                                                          480,225
     5,062    Jefferson-Pilot Corp.                                                                  285,687
     9,000    Merrill Lynch & Co., Inc.                                                            1,035,000
     5,000    J. P. Morgan & Co., Inc.                                                               550,625
    16,000    ReliaStar Financial Corp.                                                              839,000
    12,000    St. Paul Companies                                                                     409,500
    15,000    U.S. Bancorp                                                                           288,750
    35,000    Wells Fargo & Company                                                                1,356,250
                                                                                                ------------
                                                                                                   6,675,793
                                                                                                ------------

              TECHNOLOGY  12.9%
     7,500    Corning Inc.                                                                         2,024,062
     9,000    Emerson Electric Co.                                                                   543,375
    15,000    Honeywell Inc.                                                                         505,312
     8,000    International Business Machines Corporation                                            876,500
    20,000    National Computer Systems, Inc.                                                        985,000
                                                                                                ------------
                                                                                                   4,934,249
                                                                                                ------------

              TRANSPORTATION  0.8%
     6,000    Delta Air Lines, Inc.                                                                  303,375
                                                                                                ------------

              UTILITIES  2.9%
    10,000    American Water Works Company, Inc.                                                     250,000
     7,000    GTE Corporation                                                                        435,750
     5,000    U S West Inc.                                                                          428,750
                                                                                                ------------
                                                                                                   1,114,500
                                                                                                ------------

              DIVERSIFIED  1.5%
     7,000    Minnesota Mining & Manufacturing Company                                               577,500
                                                                                                ------------

              TOTAL COMMON STOCK  65.8%                                                           25,084,725
                                                                                                ------------

              SHORT TERM INVESTMENTS  1.4%
   521,168    Firstar Institutional Money Market Fund                                                521,168
                                                                                                ------------

              TOTAL INVESTMENTS  99.3%                                                            37,837,307

              OTHER ASSETS IN EXCESS OF LIABILITIES  0.7%                                            268,557
                                                                                                ------------

              NET ASSETS  100%                                                                   $38,105,864
                                                                                                ============

STATEMENT OF NET ASSETS                                                                                            AT JUNE 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at market value (cost $13,306,889).....................................................................   $  29,462,817
U.S. Governments (cost $8,225,785).................................................................................       7,853,322
Cash...............................................................................................................         521,168
Dividends and interest receivable..................................................................................         269,793
Receivables for securities sold, not yet delivered.................................................................               0
Prepaid expense....................................................................................................          20,389
                                                                                                                    ----------------
                                                                                                                         38,127,489
LIABILITIES
Accrued management fee....................................................................   $   19,229
Accrued custodian and transfer agent fee..................................................        2,396
Payable for securities purchased, not yet received........................................            0                      21,625
                                                                                           -------------            ----------------
NET ASSETS
Equivalent to $52.11 per share on 731,239 shares outstanding.......................................................   $  38,105,864
                                                                                                                    ================


STATEMENT OF CHANGES IN NET ASSETS                                                           FOR THE SIX MONTHS ENDED JUNE 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, December 31, 1999......................................................................................   $  40,610,878
Net investment income, per statement below................................................   $  599,320
Distribution to shareholders..............................................................     (441,907)                    157,413
                                                                                           -------------
Fund shares issued and repurchased:
   Received for 29,856 shares issued......................................................    1,531,446
   Paid for 108,801 shares repurchased....................................................   (5,424,044)                 (3,892,598)
                                                                                           -------------
Increase in unrealized net appreciation (depreciation) of investments..............................................        (612,048)
Net gain (or loss) realized from sales of securities...............................................................       1,842,219
                                                                                                                    ----------------
NET ASSETS, June 30, 2000..........................................................................................   $  38,105,864
                                                                                                                    ================


STATEMENT OF NET INVESTMENT INCOME                                                           FOR THE SIX MONTHS ENDED JUNE 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................................................................................................   $     258,116
Interest...........................................................................................................         507,633
                                                                                                                    ----------------
                                                                                                                            765,749

EXPENSES
Management fee (Note A)...................................................................   $  114,470
Fees and expenses of custodian, transfer agent and
    dividend disbursing agent (Note A)....................................................        9,445
Legal and auditing fees and expenses......................................................       10,749
Insurance.................................................................................          735
Other Fees and Expenses...................................................................       31,030                     166,429
                                                                                           -------------            ----------------

NET INVESTMENT INCOME..............................................................................................   $     599,320
                                                                                                                    ================

NOTE A: The investment advisory fee was paid to Mairs and Power, Inc., which is owned by individuals who are directors and officers of the Fund, for its services as investment adviser. Investment advisory fees are paid to the adviser pursuant to an advisory agreement approved by the Directors of the Fund. The advisory fee is computed each month and is 1/20th of one percent of the net asset value of the Fund on the last valuation day of the month. The transfer agent fee was also paid to Firstar Mutual Fund Services, LLC which serves as transfer agent.

SUPPLEMENTARY INFORMATION: 1) The directors of the Fund not affiliated with Mairs and Power, Inc. received a total of $1,900.00 compensation for meetings attended during this six month period. No compensation was paid to any other director or officer of the Fund. 2) No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make distributions of income and security profits which will be sufficient to relieve it from all or substantially all income taxes. 3) Purchases and sales of investment securities during the six months ended June 30, 2000 aggregated $76,553 and $3,317,094 respectively.

                              =====================
                                 MAIRS AND POWER
                               BALANCED FUND, INC.
                              =====================

                                 A NO-LOAD FUND
           W-1420 First National Bank Building, 332 Minnesota Street,
                         St. Paul, Minnesota 55101-1363
                                  651-222-8478
                      Shareholder Information: 800-304-7404

   SUMMARY OF FINANCIAL INFORMATION
--------------------------------------------------------------------------------

   This table covers a period of generally rising bond and common stock prices. The results shown should not be considered as a representation of the dividend income and capital gain or loss which may result from an investment made in the Fund today.

                                                                        PER SHARE
                                                          -----------------------------------------
                                                                       DISTRIBUTIONS      DIVIDENDS
                                                                        OF REALIZED        FROM NET
                           SHARES          TOTAL NET      NET ASSET      SECURITIES       INVESTMENT
         DATES           OUTSTANDING        ASSETS          VALUE          GAINS            INCOME
     -------------       -----------     -------------    ---------    -------------      ----------
     Dec. 31, 1980         129,196         1,969,896        15.25           0.21             1.25
     Dec. 31, 1981         132,236         1,928,460        14.59           -                1.21
     Dec. 31, 1982         135,050         2,274,421        16.84           0.33             1.25
     Dec. 31, 1983         155,828         2,907,432        18.66           -                1.28
     Dec. 31, 1984         155,810         2,729,570        17.52           0.45             1.28
     Dec. 31, 1985         183,348         3,837,245        20.93           0.35             1.13
     Dec. 31, 1986         253,724         5,395,111        21.27           1.87             0.98
     Dec. 31, 1987         295,434         5,772,298        19.54           1.09             1.06
     Dec. 31, 1988         317,426         6,569,555        20.70           0.42             1.12
     Dec. 31, 1989         344,486         7,886,058        22.89           0.33             1.08
     Dec. 31, 1990         366,158         8,075,488        22.06           0.07             1.07
     Dec. 31, 1991         400,276        10,676,264        26.67           -                1.00
     Dec. 31, 1992         428,672        11,535,822        26.91           0.30             1.00
     Dec. 31, 1993         476,860        13,441,576        28.19           0.63             0.99
     Dec. 31, 1994         494,968        12,972,976        26.21           0.37             1.03
     Dec. 31, 1995         519,272        16,978,753        32.70           0.28             1.02
     Dec. 31, 1996         558,234        20,565,014        36.84           0.54             1.10
     Dec. 31, 1997         632,540        28,789,593        45.52           0.35             1.19
     Dec. 31, 1998         766,420        38,355,609        50.05           0.60             1.24
     Dec. 31, 1999         810,184        40,610,878        50.13           0.81             1.39
     Jun. 30, 2000         731,239        38,105,864        52.11           -                0.60

   No adjustment has been made for any income tax payable by shareholders on capital gain distributions accepted in shares.

   This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

 ------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                          ----------------------------

   THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND (PERIOD ENDED JUNE 30, 2000)
                                 ARE AS FOLLOWS:

 ------------------------------------------------------------------------------
         1 YEAR: +3.1%           5 YEARS:  +15.9%           10 YEARS: +13.5%
 ------------------------------------------------------------------------------

  PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY REPRESENTATIVE OF
                               FUTURE PERFORMANCE.

    THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE
         SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE
                       OR LESS THAN THEIR ORIGINAL COST.
 -------------------------------------------------------------------------------

                             OFFICERS AND DIRECTORS
--------------------------------------------------------------------------------

              William B. Frels                    George A. Mairs, III
           President and Director                Secretary and Director

            Norbert J. Conzemius                     Charlton Dietz
                  Director                              Director


                Peter G. Robb                       Lisa J. Hartzell
          Vice-President and Director                   Treasurer

             Donald E. Garretson                   J. Thomas Simonet
                  Director                              Director

                                 MAIRS AND POWER
                               BALANCED FUND, INC.